OLSHAN
1325 Avenue of the Americas * 15th Floor* New York, New York 10019
Telephone: 212-451-2300 * Facsimile: 212-451-2222
_____________________________________________________________________________________

Spencer G. Feldman
212-451-2234
e-mail: sfeldman@olshanlaw.com
June 24, 2016
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	IZEA, Inc.
Registration Statement on Form S-3 (the “Registration Statement”)

Ladies and Gentlemen:
On behalf of IZEA, Inc., a Nevada corporation, we hereby submit in electronic format for filing with the U.S. Securities and Exchange Commission (the “Commission”), pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 101(a)(1)(i) of Regulation S-T, one complete copy of IZEA’s Registration Statement on Form S-3 for the registration of shares of common stock that IZEA may sell from time to time in one or more offerings pursuant to Rule 415 under the Securities Act, of up to a total dollar amount of $75,000,000 on terms to be determined at the time of sale.
Should any member of the Commission’s staff have any questions concerning the Registration Statement or desire any further information or clarification in respect of the Registration Statement, please do not hesitate to contact LeAnn C. Hitchcock, Chief Financial Officer of the Company (tel.: (407) 985-2908), or me (tel.: (212) 451-2234).
Very truly yours,
/s/ Spencer G. Feldman

Spencer G. Feldman
Enclosures
cc:    Mr. Edward H. (Ted) Murphy
Ms. LeAnn C. Hitchcock